Credit Exposure of Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Current replacement cost	$ 30,018	$ 14,761
Credit equivalent amount	98,950	73,753
Risk-weighted amount	9,626	9,078
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	7,373	2,169
Credit equivalent amount	14,699	8,277
Risk-weighted amount	1,008	1,923
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	21	15
Credit equivalent amount	90	275
Risk-weighted amount	30	164
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	7,328	2,117
Credit equivalent amount	14,424	7,817
Risk-weighted amount	920	1,710
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	4	4
Credit equivalent amount	84	71
Risk-weighted amount	18	18
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	20	33
Credit equivalent amount	101	114
Risk-weighted amount	40	31
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	13,559	4,876
Credit equivalent amount	43,015	31,800
Risk-weighted amount	4,877	3,726
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	1,467	558
Credit equivalent amount	4,446	2,799
Risk-weighted amount	695	465
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	5,583	2,799
Credit equivalent amount	19,930	18,649
Risk-weighted amount	2,265	1,975
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	35	7
Credit equivalent amount	349	145
Risk-weighted amount	183	52
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	102	22
Credit equivalent amount	271	132
Risk-weighted amount	135	64
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	6,372	1,490
Credit equivalent amount	18,019	10,075
Risk-weighted amount	1,599	1,170
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,618	1,779
Credit equivalent amount	13,006	12,731
Risk-weighted amount	2,800	2,818
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1	3
Credit equivalent amount	449	426
Risk-weighted amount	83	88
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	513	252
Credit equivalent amount	7,456	7,129
Risk-weighted amount	1,662	1,390
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,104	1,524
Credit equivalent amount	5,101	5,176
Risk-weighted amount	1,055	1,340
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	22,550	8,824
Credit equivalent amount	70,720	52,808
Risk-weighted amount	8,685	8,467
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	7,468	5,937
Credit equivalent amount	28,230	20,945
Risk-weighted amount	$ 941	$ 611